Property and Equipment Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation of property and equipment	¥ 53,683	$ 7,561	¥ 114,047	¥ 130,666
Loss on disposal of property and equipment and impairment loss			¥ 72,629	¥ 12,352